Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes:
Income Tax Disclosure

NOTE 5 – Income Taxes

The Company accounts for income taxes in accordance with ASC Topic No. 740.  This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.  Income tax returns open for examination by the Internal Revenue Service consist of tax years ended December 31, 2012 through 2014.

The Company has available at December 31, 2015, unused operating loss carryforwards of approximately $6,131,324, which may be applied against future taxable income and which expire in various years through 2035.  However, if certain substantial changes in the Company’s ownership should occur, there could be an annual limitation on the amount of net operating loss carryforward which can be utilized.  The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company and other future events, the effects of which cannot be determined.  Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect of the loss carryforwards and other temporary differences of approximately $2,914,526 and $2,255,520 at December 31, 2015 and 2014, respectively, and, therefore, no deferred tax asset has been recognized for the loss carryforwards.  The change in the valuation allowance is approximately $659,006 and $1,210,597for the years ended December 31, 2015 and 2014, respectively.

Deferred tax assets are comprised of the following:

	2015	2014
Deferred tax assets
NOL carryover	$2,382,020	$1,723,014
Impairments	33,931	33,931
Warrants	498,575	498,575
Valuation allowance	(2,914,526)	(2,255,520)
Net deferred tax asset	$-	$-

The reconciliation of the provision for income taxes computed at the U.S. federal statutory tax rate (34%) to the Company’s effective tax rate for the period ended December 31, 2015 and 2014 is as follows:

	2015	2014
Book Loss	$576,736	$1,059,467
State Taxes	82,270	151,130
Deductible differences	-	-
Change in valuation allowance	(659,006)	(1,210,597)

Provision for Income Taxes	$-	$-